Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [text block] [Abstract]
Remaining amortization period	3 years 7 months 6 days	4 years 7 months 6 days
Amortization period	2 years 2 months 12 days	3 years 2 months 12 days
Research & development expenses (in Dollars)			$ 3,300,000
Capitalized development expenses (in Dollars)			$ 1,847,000
Projected discounted period	10 years
Discount rate	12.16%
Perpetual growth rate	3.00%
Cash generating unit (in Dollars)	$ 3,400,000